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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

               Name:              Windward Investment Management, Inc.
               Address:           53 State Street
                                  Suite 1220
                                  Boston, MA 02109
               13F File Number:   28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Denise Kampf
Title:                          Director of Ops & Client
                                Service
Phone:                          617-241-2207
Signature,                      Place,                     and Date of Signing:
DENISE KAMPF                    BOSTON, MA                 April 25, 2005

Report Type (Check only one.):
                                [X]  13F HOLDINGS REPORT.
                                [ ]  13F NOTICE.
                                [ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   17
Form 13F Information Table Value Total:   217326

List of Other Included Managers:          NONE

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                           Form 13F Information Table

      Column 1         Column 2     Column 3   Column 4           Column 5          Column 6    Column 7          Column 8
--------------------   ---------   ---------   --------   ----------------------   ----------   --------   ----------------------
                                                          SHRS or                                              Voting Authority
                        Title of                 Value      PRN     SH /   PUT /   Investment     Other    ----------------------
   Name of Issuer        Class       CUSIP     (x$1000)     Amt     PRN    CALL    Discretion   Managers     Sole    Shared   Non
--------------------   ---------   ---------   --------   -------   ----   -----   ----------   --------   -------   ------   ---
Inverness Medical      COM         46126P106      1919      81817    SH               Sole                   81817
Innovations In
Ishares Inc            MSCI        464286806      2667     148400    SH                                     148400
                       German
Ishares Inc            MSCI        464286871     14821    1295570    SH               Sole                 1295570
                       Hong Kong
General Electric Co    COM         369604103       423      11921    SH               Sole                   11921
Ishares Tr             DJ US       464287739      5544      49283    SH               Sole                   49283
                       Real Est
Johnson & Johnson      COM         478160104       665       9949    SH               Sole                    9949
Vertex                 COM         92532F100       408      44815    SH               Sole                   44815
Pharmaceuticals
Exxon Mobile Corp      COM         30231G102       336       5542    SH               Sole                    5542
Ishares Tr             MSCI        464287234     26195     128409    SH               Sole                  128409
                       Emerge
                       Mkt
Ishares Tr             MSCI        464287465     18808     118663    SH               Sole                  118663
                       EAFE Idx
Streettracks Gold Tr   Gold SHS    863307104     25762     604464    SH               Sole                  604464
Ishares Tr             7-10 Yr     464287440     16835     201427    SH               Sole                  201427

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
                       Trs Bd
Ishares Tr             1-3 Yr      464287457     33935     420352    SH               Sole                  420352
                       Trs Bd
Ishares Tr             US TIPs     464287176     27423     260749    SH               Sole                  260749
                       Bd Fd
Vanguard Index Tr      Stk Mkt     922908769     41391     361901    SH               Sole                  361901
                       Vipers
Sonus                  COM         835692104       139      33084    SH               Sole                   33084
Pharmaceuticals Inc
Tweeter Home Entmt     COM         901167106        55      10200    SH               Sole                   10200
Group Inc